Material Accounting Policies (Policies)	12 Months Ended
Apr. 30, 2026
Significant accounting policies [Abstract]
Basis of measurement [Policy Text Block]	a) Basis of measurement These consolidated financial statements have been prepared on a historical cost basis except for certain financial instruments measured at fair value.
Basis of consolidation [Policy Text Block]

b) Basis of consolidation

The principal subsidiaries of the Company, which are accounted for under the consolidation method, are as follows:

Entity	Principal activities	Country of incorporation and operation	Functional currency	Ownership interest as at April 30, 2026	Ownership interest as at April 30, 2025(3)
Minera Canam S.A. de C.V.	Exploring evaluating mineral properties	Mexico	USD	100%	100%
Goanna Resources, S.A.P.I. de C.V. (1)	Exploring evaluating mineral properties	Mexico	USD	100%	100%
Sinaloa Minerals Explorations S.A. de C.V.(2)	Exploring evaluating mineral properties	Mexico	USD	100%	0%
Panuco Silver Resources S.A. de C.V. (2)	Exploring evaluating mineral properties	Mexico	USD	100%	0%
Plata Fuerte S.A. de C.V.(2)	Exploring evaluating mineral properties	Mexico	USD	100%	0%

(1) On October 7, 2024, the Company acquired Goanna Resources, S.A.P.I. de C.M. See Note 9 a).

(2) During 2026, the Company incorporated three new subsidiaries.

(3) On April 25, 2025 the Company disposed of its entire equity interest in Operaciones Canam Alpine S.A. de C.V. ("OCA"), a services company. The consideration received for the disposal was $3,500. OCA did not have any assets at the date of disposal. As a result of this disposal, the Company recognized a gain of $3,500 in the consolidated statement of loss and comprehensive loss under "Other income".

Subsidiaries are all entities over which the Company has control. The Company controls an entity when it is exposed to or has rights to, variable returns from its involvement with the entity and can affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are deconsolidated from the date that control ceases. All significant intercompany transactions and balances have been eliminated.

When losing control of a subsidiary, the Company derecognizes the assets and liabilities of the subsidiary at their carrying amounts, including any non-controlling interests in the former subsidiary. Consideration received and any investment retained in the former subsidiary are recognized at its fair value. If the transaction, event or circumstances that resulted in the loss of control involves a distribution of shares of the subsidiary to owners in their capacity as owners, that distribution is recognized at its fair value in accordance with IFRIC 17 - distribution of non-cash assets to owners, as a reduction in deficit from the Company. Any gain or loss is recognized in profit or loss attributable to the Company.

Foreign currencies [Policy Text Block]

c) Foreign currencies

The functional currency for each of the Company's subsidiaries is the currency of the primary economic environment in which the entity operates.

Foreign currency transactions

Foreign currency balances and transactions are translated into the respective functional currencies of each entity as follows:

  Monetary assets and liabilities are translated at period end exchange rates;
  Non-monetary assets and liabilities are translated at historical exchange rates in effect on the date transactions occurred;
  Expenses are translated using exchange rates approximating those in effect on the date transactions occurred; and
  Exchange gains and losses are included in profit or loss.

Convertible debt [Policy Text Block]

d) Convertible debt

The convertible senior unsecured notes (the "Notes") are an interest-bearing debt instrument, under the terms of which the Company has the right to settle all or part of the instrument in cash on the conversion date. As the Notes contain a conversion and redemption feature that give the holder and Company the right to convert before maturity, under certain circumstances, the Notes are classified as a financial liability with embedded derivatives. Under IFRS 9, Financial Instruments, the Company has the option to elect for the entire Note to be measured at fair value through profit and loss ("FVTPL"), or to bifurcate the host liability from the embedded feature. The Company has elected to account for the Notes as a hybrid instrument, with the embedded derivatives at FVTPL and the host debt at amortized cost. The debt component of the Notes is (i) initially recognized as the difference between the fair value of the financial instrument as a whole and the fair value of the embedded derivatives and (ii) is subsequently recognized at amortized cost using the effective interest rate method. The embedded derivatives represent the conversion and redemption features of the Notes and are (i) initially classified as a financial liability measured at fair value through profit or loss; and (ii) subsequently recognized at fair value with changes in fair value recognized in net earnings or loss. If the conversion feature is accounted for as a derivative liability, such derivative is considered when determining the classification of the entire instrument as current versus non-current.

Transaction costs directly attributable to issuing the Notes are allocated to the host liability and included in its initial carrying amount and are amortized using the effective interest method. For the Notes transaction, the Company allocated all transaction costs to the host liability, with none allocated to the derivative liabilities.

Capped call [Policy Text Block]

e) Capped call

The Company issued the Notes and simultaneously entered into capped call option transactions with certain financial institutions. The capped call options are separate transactions and do not affect the accounting for the liability and equity components of the Notes.

The Capped Call is a derivative asset that is measured at fair value, with subsequent changes in fair value recognized through profit or loss.

Short-term investments [Policy Text Block]	f) Short-term investments The short-term investments consist of term deposits with original maturities more than 90 days that are not readily redeemable.
Exploration and evaluation assets [Policy Text Block]

g) Exploration and evaluation assets

The Company is in the exploration stage with respect to its investment in mineral properties.

Exploration and evaluation assets - acquisition costs

Exploration expenditures incurred on properties for which the Company does not have title or legal rights are expensed as incurred. Once a legal right to explore a property has been obtained, the Company capitalizes costs incurred to acquire exploration properties, including transaction costs. Payments to acquire land and mineral rights, as well as costs incurred to perform preliminary evaluations of a property's potential to contain an economically recoverable ore body, are capitalized as incurred. The assessment period between initial acquisition and a full evaluation of a property's potential is dependent on various factors including, but not limited to, location, availability of infrastructure, stage of development, geological characteristics and commodity prices.

Exploration and evaluation expenditures

The Company capitalizes costs related to acquiring, maintaining and exploring mineral properties as exploration and evaluation assets. These costs include, but are not limited to, geological and geophysical studies, exploratory drilling, and sampling. Costs are carried forward until the related property is placed into development, abandoned, sold, or determined to be impaired. Project cost that do not directly contribute to advancement of the properties are expensed consistent with IFRS 6.

Property, plant and equipment [Policy Text Block]

Property, plant and equipment

Property, plant, and equipment are stated at cost less accumulated depreciation and accumulated impairment losses. Cost includes expenditures that are directly attributable to the acquisition of the asset. Subsequent costs are included in the asset's carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost can be measured reliably.

The major categories of property, plant, and equipment are depreciated consistently as follows:

Computer equipment 3-4 years

Mining equipment 5-15 years

Vehicles 4 years

Impairment losses, when applicable, are included as part of other gains and losses on the consolidated statements of loss and comprehensive loss.

Share-based compensation and payments [Policy Text Block]

h) Share-based compensation and payments

The Company grants share-based compensation to directors, officers, employees and service providers. Each tranche in an award is considered a separate award with its own vesting period.

The Company applies the fair value method of accounting for share-based payments and the fair value is calculated using the Black-Scholes option pricing model.

Share-based payments for employees and others providing similar services are determined based on the grant date fair value. Share-based payments for non-employees are determined based on the fair value of the goods/services received or fair value of the share-based payment measured at the date on which the Company obtains such goods/services. Compensation expense is recognized over each tranche's vesting period, in earnings or capitalized as appropriate, based on the number of awards expected to vest.

The Company estimates a forfeiture rate based on historical data and expectations of future forfeitures. The forfeiture rate is reviewed and adjusted, if necessary, at each reporting date. The impact of any changes to the forfeiture rate is recognized in the statement of loss and comprehensive loss with a corresponding adjustment to equity.

Related party transactions [Policy Text Block]

i) Related party transactions

Parties are related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control, and related parties may be individuals, such as key management personnel, including immediate family members of the individual, or corporate entities, including the Company's wholly owned subsidiaries.

A transaction is a related party transaction when there is a transfer of resources or obligations between related parties.

Share capital [Policy Text Block]

Share capital

Common shares are classified as equity. Transaction costs directly attributable to the issue of common shares and share purchase warrants are recognized as a deduction from equity, net of any tax effects.

Share issue costs [Policy Text Block]

Share issue costs

Professional, consulting, regulatory and other costs directly attributable to equity financing transactions are recorded as share issue costs when the financing transactions are completed if the completion of the transaction is considered likely. Otherwise, they are expensed as incurred. Share issue costs are charged to share capital when the related shares are issued. Deferred share issue costs related to financing transactions that are not completed are charged to expenses.

Warrants [Policy Text Block]

Warrants

Proceeds from issuances by the Company of units consisting of shares and warrants are allocated based on the residual method, whereby the carrying amount of the warrants is determined based on any difference between gross proceeds and the fair market value of the shares.

Basic and diluted loss per share [Policy Text Block]

k) Basic and diluted loss per share

Basic losses per share is computed by dividing earnings available to common shareholders by the weighted average number of shares outstanding during the reporting period. Diluted earnings per share is computed similarly to basic earnings per share except that the weighted average shares outstanding are increased to include additional shares for the assumed exercise of stock options, restricted share units ("RSUs"), deferred share units ("DSUs") and performance restricted shares units ("PRSUs") if dilutive.

The number of additional shares is calculated by assuming that outstanding stock options were exercised and that the proceeds from such exercises were used to acquire common stock at the average market price during the reporting periods.

Investment in Associates [Policy Text Block]

l) Investment in Associates

The Company accounts for investments in associates in which it has the ability to exercise significant influence, but does not control, using the equity method in accordance with IAS 28 -Investments in Associates and Joint Ventures.

Under the equity method, the investment is initially measured at cost and subsequently adjusted to recognize the Company's share of the associate's net income or loss, as well as other comprehensive loss, from the date significant influence is obtained. Dividends distributed by the associate reduce the carrying amount of the investment.

The Company evaluates its investment in associates for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Impairment losses, if any, are recognized in net loss and comprehensive loss.

If the Company's share of losses exceeds the carrying amount of the investment, further losses are not recognized unless it has incurred obligations in respect of the associate.

Taxation [Policy Text Block]

m) Taxation

Income tax expense comprises current and deferred tax. Income tax is recognized in the statement of loss and comprehensive loss, except to the extent it relates to items recognized directly in equity.

Current tax expense is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at year end, adjusted for amendments to tax payable with regards to previous years.

Deferred tax is recognized using the liability method, providing for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized on the initial recognition of assets or liabilities in a transaction that is not a business combination and, at the time of the transaction, affects neither accounting profit nor taxable profit (tax loss); and does not give rise to equal taxable and deductible temporary differences. In addition, deferred tax is not recognized for taxable temporary differences rising on the initial recognition of goodwill. Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis, or their tax assets and liabilities will be realized simultaneously.

A deferred tax asset is recognized to the extent that it is probable that future taxable profits will be available against which the temporary difference can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Financial instruments [Policy Text Block]

n) Financial instruments

Financial assets

The Company classifies its financial assets in the following categories:

- Fair value through profit or loss (FVTPL)

- Fair value through other comprehensive income (FVTOCI)

- Amortized cost

The determination of the classification of financial assets is made at initial recognition. The Company's accounting policy for each of the categories is as follows:

Financial assets at FVTPL

Financial assets carried at FVTPL are initially recorded at fair value and transaction costs are expensed in the consolidated statements of loss and comprehensive loss. Realized and unrealized gains and losses arising from changes in the fair value of financial assets held at FVTPL are included in the consolidated statements of loss and comprehensive loss.

Financial liabilities

The Company classifies its financial liabilities into one of two categories, depending on the purpose for which the liability was incurred. The Company's accounting policy for each category is as follows:

Financial liabilities at FVTPL

This category comprises derivatives or liabilities acquired or incurred principally for the purpose of selling or repurchasing in the near term. They are carried in the statement of financial position at fair value with changes in fair value recognized in the statements of loss and comprehensive loss.

Financial instruments at amortized cost

Financial assets and financial liabilities are measured at amortized cost when they meet the related classification criteria.

A financial asset is measured at amortized cost if the objective is to hold the financial asset for the collection on contractual cash flows and the asset's contractual cash flows are comprised solely of payments of principal and interest. The financial asset is classified as current or non-current based on its maturity date and is initially recognized at fair value and subsequently carried at amortized cost, using the effective interest method, less any impairment.

Financial liabilities are measured at amortized cost. They are initially recognized at fair value, net of directly attributable transaction costs and subsequently measured at amortized cost using the effective interest method.

The effective interest method calculates the amortized cost of a financial instrument and allocates interest income or expense over the corresponding period. The effective interest rate is the rate that discounts estimated future cash receipts or payments over the expected life of the financial liability, or, where appropriate, over a shorter period. Transaction costs related to financial instruments measured at amortized cost are included in the initial measurement of the instrument.

Impairment of financial assets at amortized cost

The Company recognizes a loss allowance for expected credit losses on financial assets that are measured at amortized cost.

Business combinations [Policy Text Block]

o) Business combinations

Acquisitions of businesses are accounted for using the acquisition method under IFRS 3 - Business Combinations. A business combination requires the assets acquired and liabilities assumed constitute a business.

A business is an integrated set of activities and assets that is capable of being conducted and managed for the purpose of providing goods or services to customers, generating investment income (such as dividends or interest) or generating other income from ordinary activities. For the assets acquired and liabilities assumed not constituting a business, it is accounted as an asset acquisition. Consideration is measured at the date of the exchange which includes equity instruments issued. Acquisition related costs incurred for the business combination are expensed and included in purchase costs for asset acquisition date. No goodwill is recognized in an asset acquisition transaction.